ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash and cash equivalents	$ 1,236	$ 1,423	$ 1,141	$ 1,202	$ 1,140	$ 998
Trade receivables and other current assets	1,630		1,517
Property, plant and equipment, at fair value	61,826		64,005
Other long-term assets	1,049		1,011
Total Assets	73,799		76,128
Current liabilities	8,056		8,038
Non-recourse borrowings	3,888		4,752
Other long-term liabilities	1,666		1,764
Liabilities directly associated with assets held for sale	45,818		$ 46,149
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	16
Trade receivables and other current assets	7
Property, plant and equipment, at fair value	387
Other long-term assets	2
Total Assets	412
Current liabilities	11
Non-recourse borrowings	77
Financial instrument liabilities	52
Other long-term liabilities	33
Liabilities directly associated with assets held for sale	$ 173